CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Products	$ 11,663	$ 12,375	$ 20,927
Services	1,158	1,699	698
Total revenues	12,821	14,074	21,625
Cost of revenues:
Products	10,594	11,139	15,124
Services	785	526	160
Total cost of revenues	11,379	11,665	15,284
Gross profit	1,442	2,409	6,341
Operating costs and expenses:
Research and development, net	758	693	789
Marketing and selling	2,269	2,357	2,392
General and administrative	1,814	1,513	1,667
Goodwill impairment		587
Total operating costs and expenses	4,841	5,150	4,848
Operating income (loss)	(3,399)	(2,741)	1,493
Amortization of shareholders' convertible loans discount and beneficial conversion feature (BCF)	1,116	2,684	43
Other financial expenses, net	405	893	1,213
Total financial expenses, net (Note 14)	1,521	3,577	1,256
Net income (loss) from continuing operations	(4,920)	(6,318)	237
Net income (loss) from discontinued operations	13	(179)	(36)
Net income (loss)	(4,907)	(6,497)	201
Net income (loss) attributable to non-controlling interest	3	(36)	(7)
Net income (loss) attributable to RADA Electronic Industries' shareholders	$ (4,910)	$ (6,461)	$ 208
Basic and diluted net income (loss) from continuing operations	$ (0.35)	$ (0.53)	$ 0.03
Basic and diluted net income (loss) from discontinued operations per Ordinary share	0.00	0.00	0.00
Basic and diluted net income (loss)	$ (0.35)	$ (0.55)	$ (0.02)
Weighted average number of Ordinary shares used for computing basic and diluted net income (loss) per share	14,029,346	11,904,088	8,944,803